Balance Sheet Accounts (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Balance Sheet Related Disclosures [Abstract]
Cash		$ 5,098		$ 4,066
Money market funds		35,195		57,715
Total cash and cash equivalents	[2]	$ 40,293	[1]	$ 61,781	[1]	$ 62,710	$ 51,415

[1]	As adjusted for the adoption of ASC 606 using the full retrospective method
[2]	As adjusted for the adoption of ASC 606 using the full retrospective method